Intangible Assets, Net (Details) - Intangible asset, net, consisted of the following - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible Asset Net Consisted Of The Following [Abstract]
Purchased software	$ 311	$ 344
Less: accumulated amortization	(217)	(79)
Intangible assets, net	$ 94	$ 265